Taxes on Income (Details) - Schedule of reconciliation of theoretical tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Of Theoretical Tax Expense Abstract
Loss before taxes on income, as reported in the statement of profit or loss percentage	23.00%	23.00%	23.00%
Loss before taxes on income, as reported in the statement of profit or loss	$ 13,478	$ 14,070	$ 8,091
Theoretical tax benefit	(3,100)	(3,236)	(1,861)
Increase in taxes resulting from permanent differences - non-deductible expenses	282	311	86
Increase in taxes resulting from losses in the reported year for which deferred taxes were not recognized	2,491	1,980	1,529
Tax benefit	$ (327)	$ (945)	$ (246)